Label	Element	Value
Class 2, 3, 4, & 5 Prospectus | Baillie Gifford Emerging Markets Equities Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Baillie Gifford Emerging Markets Equities Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Baillie Gifford Emerging Markets Equities Fund seeks capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The tables below describe the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These transaction costs, which are not reflected in "Annual Fund Operating Expenses" or in the "Example of Expenses" above, affect the Fund's performance. During the Fund's most recent fiscal year, the Fund's portfolio turnover rate was 23% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	23.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. It also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your expenses would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to meet its objective by investing in a portfolio of common stocks and other equity securities of issuers located in countries of emerging and frontier markets.

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies located in countries represented in the MSCI Emerging Markets Index. The countries represented in the MSCI Emerging Markets Index include markets that may be less sophisticated than more developed markets in terms of participation by investors, analyst coverage, liquidity, and regulation. The Fund invests in equity securities either directly or indirectly, such as through depositary receipts or participatory notes, and may invest in preferred stocks, convertible securities and warrants. The Fund is not constrained with respect to market capitalization and may participate in initial public offerings ("IPOs") and in securities offerings that are not registered in the U.S. The portfolio managers have flexibility to gain exposure to one or more emerging markets through investing in exchange traded funds ("ETFs") that track relevant equity indices.

The portfolio managers primarily employ a bottom-up approach to stock selection and select companies without being constrained by the MSCI Emerging Markets benchmark. The portfolio managers may reference the benchmark to set limits on the relative weighting of countries in the portfolio. The portfolio managers can also consider macro-economic factors when identifying potential investments. The portfolio managers focus on company research and the long-term outlook of companies and industries. Ideas can come from a wide variety of sources, including, but not limited to, research trips, company meetings, and relationships with industry thought leaders and academic institutions. Stock ideas are normally researched to assess a range of factors, including: long-term growth potential, geographic and industry positioning, competitive advantage, management, financial strength and valuation. The intended outcome is a diversified portfolio of between 60 and 100 growth stocks with the potential to outperform the Fund's benchmark over the long term. The process can result in significant exposure to a single country or a small number of countries, which in recent periods has included China. The Fund expects to invest significantly in Chinese companies including through China A shares, which are common stocks and other equity securities that are listed or traded on a Chinese stock exchange and which are quoted in renminbi, the official currency of China. The Fund aims to hold securities for long periods (typically at least 5 years), which generally results in relatively low portfolio turnover and is in line with the portfolio managers' long-term investment outlook. Consistent with this investment outlook, the portfolio managers seek to identify companies with the potential to sustain financial growth over the long term. When assessing a company's long-term growth prospects, the portfolio managers seek to identify and to incorporate a range of factors that are material to managing the Fund's investment risks and maximizing capital appreciation. Such factors potentially include the environmental, social, and/or governance characteristics of the company, such as stewardship, sustainable business practices, and/or corporate culture.

The Fund may invest without limitation in securities quoted or denominated in currencies other than the U.S. dollar and may hold such currencies. The Fund does not expect to engage in currency hedging and thus expects to be fully exposed to currency fluctuations relative to the U.S. dollar.

Risk [Heading]	rr_RiskHeading	Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's annual total returns from year to year and by comparing the Fund's average annual total returns with those of the Fund's benchmark. Past performance (before and after taxes) is not an indication of future performance.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's annual total returns from year to year and by comparing the Fund's average annual total returns with those of the Fund's benchmark.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://USmutualfund.bailliegifford.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns – Class 5 Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarterly Return: 25.25% (Q4, 2020) Lowest Quarterly Return: -26.48% (Q1, 2020)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	25.25%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.48%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses, or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	In the table below, after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through a tax-advantaged account.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class 5 shares only, and after-tax returns for other share classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

In the table below, after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown for Class 5 shares only, and after-tax returns for other share classes will vary. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through a tax-advantaged account. A description of the Fund's comparative index and details regarding the calculation of the Fund's class-by-class performance are provided in the section of the Prospectus entitled "Additional Performance Information."

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated information on the Fund's investment performance can be obtained by visiting http://USmutualfund.bailliegifford.com.
Average Annual Return, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for Periods Ended December 31, 2023
Class 2, 3, 4, & 5 Prospectus | Baillie Gifford Emerging Markets Equities Fund | Risk Not Insured [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Class 2, 3, 4, & 5 Prospectus | Baillie Gifford Emerging Markets Equities Fund | Risk Lose Money [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	You could lose money by investing in the Fund.
Class 2, 3, 4, & 5 Prospectus | Baillie Gifford Emerging Markets Equities Fund | Investment Style Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	— Investment Style Risk – Baillie Gifford Overseas Limited (the "Manager") actively makes investment decisions for the Fund through bottom-up stock selection. Accordingly, the Fund will have risk characteristics that differ from its benchmark index. The Manager's judgments about the attractiveness, relative value, or potential appreciation of a particular stock may prove to be incorrect and cause the Fund to lose money or underperform compared to its benchmark index. There can be no assurance that the Manager's investment decisions will produce the desired results.
Class 2, 3, 4, & 5 Prospectus | Baillie Gifford Emerging Markets Equities Fund | Growth Stock Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	— Growth Stock Risk – The prices of growth stocks may be based largely on expectations of future earnings, and their prices can decline rapidly and significantly in reaction to negative news. Growth stocks may underperform stocks in other broad style categories (and the stock market as a whole) over any period of time and may shift in and out of favor with investors generally, sometimes rapidly, depending on changes in market, economic, and other factors.
Class 2, 3, 4, & 5 Prospectus | Baillie Gifford Emerging Markets Equities Fund | Emerging Markets Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	— Emerging Markets Risk – Because the Fund invests in emerging market securities, the Fund may be exposed to greater market, credit, currency, liquidity, legal, political, technical and other risks different from, or greater than, the risks of investing in developed markets.
Class 2, 3, 4, & 5 Prospectus | Baillie Gifford Emerging Markets Equities Fund | Market Disruption And Geopolitical Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	— Market Disruption and Geopolitical Risk – The value of the Fund's investments could be adversely affected by events that disrupt securities markets and adversely affect global markets such as war, terrorism, public health crises, and geopolitical events and by changes in non-U.S. and U.S. economic and political conditions. These disruptions could prevent the Fund from implementing its investment strategies and achieving its investment objective, and increase the Fund's exposure to other risks detailed in this Prospectus. As a result, the Fund could lose money, experience significant redemptions, encounter operational difficulties, and suffer other negative impacts. Certain locations and industries may be particularly susceptible to this risk, and other risks may be heightened by such events.
Class 2, 3, 4, & 5 Prospectus | Baillie Gifford Emerging Markets Equities Fund | Government And Regulatory Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	— Government and Regulatory Risk – Governmental and regulatory authorities in the United States and other countries, have taken, and may in the future take, actions intervening in the markets in which the Fund invests and in the economy more generally. Governmental and regulatory authorities may also act to increase the scope or burden of regulations applicable to the Fund or to the companies in which the Fund invests. The effects of these actions on the markets generally, and Fund's investment program in particular, can be uncertain and could restrict the ability of the Fund to fully implement its investment strategies, either generally, or with respect to certain securities, industries, or countries. By contrast, markets in some non-U.S. countries historically have been subject to little regulation or oversight by governmental or regulatory authorities, which could heighten the risk of loss due to fraud or market failures in those countries. Governments, agencies, or other regulatory bodies in any country may adopt or change laws or regulations that could adversely affect the Fund or the market value of an instrument held by the Fund.
Class 2, 3, 4, & 5 Prospectus | Baillie Gifford Emerging Markets Equities Fund | Asia Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	— Asia Risk – Investing in securities of companies located in or with exposure to Asian countries involves certain risks and considerations not typically associated with investing in securities of U.S. issuers, including different financial reporting standards, currency exchange rate fluctuations, and highly regulated markets with the potential for government interference. The economies of many Asian countries are heavily dependent on international trade and on only a few industries or commodities and, as a result, can be adversely affected by trade barriers, exchange controls and other measures imposed or negotiated by the countries with which they trade. Some Asian securities may be less liquid than U.S. or other foreign securities. See "China Risk" for additional details regarding the risks of investing in that country. Additionally, many of the economies of countries in Asia are considered emerging market or frontier market economies. These Asian economies are often characterized by high inflation, undeveloped financial service sectors, frequent currency fluctuations, devaluations, or restrictions, political and social instability, and less efficient markets. See "Emerging Markets Risk" and "Frontier Markets Risk" for additional details regarding the risks of investing in such countries.
Class 2, 3, 4, & 5 Prospectus | Baillie Gifford Emerging Markets Equities Fund | China Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	— China Risk – Investing in securities of Chinese issuers involves certain risks and considerations not typically associated with investing in securities of U.S. issuers, including, among others, more frequent trading suspensions and government interventions (including by nationalization of assets), currency exchange rate fluctuations or blockages, limits on the use of brokers and on foreign ownership, different financial reporting standards, higher dependence on exports and international trade, potential for increased trade tariffs, sanctions, embargoes and other trade limitations, custody risks, risks associated with investments in variable interest entities, and potential adverse tax consequences. U.S. sanctions or other investment restrictions could preclude the Fund from investing in certain Chinese issuers or cause the Fund to sell investments at a disadvantageous time. Significant portions of the Chinese securities markets may become rapidly illiquid, as Chinese issuers have the ability to suspend the trading of their equity securities, and have shown a willingness to exercise that option in response to market volatility and other events.
Class 2, 3, 4, & 5 Prospectus | Baillie Gifford Emerging Markets Equities Fund | Conflicts Of Interest Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	— Conflicts of Interest Risk – The Manager's relationships with the Fund's institutional investor base may give rise to various conflicts of interest, since the Manager will sometimes have an incentive to favor those shareholders over other shareholders in the Fund. In addition, the Manager serves as investment adviser to various clients other than the Fund, some of whom may pursue strategies that are substantially similar or nearly identical to investment strategies pursued by the Fund. This "side-by-side" management may give rise to various conflicts of interest, including, for example, in connection with the fair allocation of trades among the Manager's clients or the sharing of different, more, or more timely information regarding investment performance, portfolio holdings, strategy developments and/or the Manager's general market outlook. Furthermore, if investment personnel of the Manager hold board or other positions at outside companies, they could be exposed to material non-public information potentially impeding or delaying a Fund's ability to buy or sell certain investments, or they could otherwise be restricted in their ability to participate in a Fund's investment process.
Class 2, 3, 4, & 5 Prospectus | Baillie Gifford Emerging Markets Equities Fund | Currency Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	— Currency Risk – The Fund may realize a loss if it has exposure to a non-U.S. currency, and this non-U.S. currency declines in value, relative to the U.S. dollar. The Fund does not expect to engage in currency hedging and thus expects to be fully exposed to currency fluctuations relative to the U.S. dollar.
Class 2, 3, 4, & 5 Prospectus | Baillie Gifford Emerging Markets Equities Fund | Equity Securities Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	— Equity Securities Risk – Equity securities may react more strongly to changes in an issuer's financial condition or prospects than other securities of the same issuer. Investing in equity securities indirectly, such as through participatory notes or depositary receipts, may involve other risks such as the risk that the counterparty may default or that the investment does not track the underlying security as expected.
Class 2, 3, 4, & 5 Prospectus | Baillie Gifford Emerging Markets Equities Fund | ESGRisk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	— ESG Risk – To the extent that the Fund's portfolio managers incorporate environmental, social and/or governance considerations ("ESG Factors") into the Fund's investment process as a part of the Fund's long-term investment approach, the Fund is subject to the risk that it may underperform funds that do not take ESG Factors into account. The consideration of ESG Factors may prioritize long-term rather than short-term returns, and therefore may negatively impact the relative performance of the Fund over the short, medium or even long term depending on how successfully those ESG Factors are incorporated and whether such investments are in or out of favor. In considering ESG Factors, the portfolio managers may be dependent upon information and data obtained through voluntary reporting by issuers or third-party research that may be incomplete, inaccurate or unavailable, which could impact the portfolio managers' assessment of relative risks and opportunities. See also "Long-Term Investment Strategy Risk" and "Selected Investment Techniques and Topics—Our Stewardship Approach."
Class 2, 3, 4, & 5 Prospectus | Baillie Gifford Emerging Markets Equities Fund | Focused Investment Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	— Focused Investment Risk – Should the Fund focus its investments in related, or a limited number of, countries, regions, sectors, or companies, this would create more risk and greater volatility than if the Fund's investments were less focused.
Class 2, 3, 4, & 5 Prospectus | Baillie Gifford Emerging Markets Equities Fund | Frontier Markets Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	— Frontier Markets Risk – Frontier markets are those emerging markets that are considered to be among the smallest, least mature and least liquid and, as a result, may be more volatile and less liquid than investments in more developed markets or in other emerging market countries. Emerging markets risk may be especially heightened in frontier markets.
Class 2, 3, 4, & 5 Prospectus | Baillie Gifford Emerging Markets Equities Fund | Geographic Focus Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	— Geographic Focus Risk – The Fund expects to focus its investments in a limited number of countries or geographic regions, and as a result may not offer the same level of diversification of risks as a more broadly global fund because the Fund will be exposed to a smaller geographic area. The performance of a fund that is less diversified across countries or geographic regions will be closely tied to market, currency, economic, political, environmental, or regulatory conditions and developments in the countries or regions in which the Fund invests, and may be more volatile than the performance of a more geographically-diversified portfolio.
Class 2, 3, 4, & 5 Prospectus | Baillie Gifford Emerging Markets Equities Fund | Information Technology Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	— Information Technology Risk – Cyber-attacks, disruptions, or failures that affect the Fund's service providers, counterparties, the securities markets generally, other market participants, or issuers of securities held by the Fund may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations.
Class 2, 3, 4, & 5 Prospectus | Baillie Gifford Emerging Markets Equities Fund | IPORisk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	— IPO Risk – The Fund may purchase securities in IPOs. These securities are subject to many of the same risks of investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile.
Class 2, 3, 4, & 5 Prospectus | Baillie Gifford Emerging Markets Equities Fund | Large Capitalization Securities Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	— Large-Capitalization Securities Risk – Returns on investments in securities of large companies could trail the returns on investments in securities of smaller and medium-sized companies. Larger companies may be unable to respond as quickly as smaller and medium-sized companies to competitive challenges or to changes in business, product, financial, or other market conditions. Larger companies may not be able to achieve or maintain growth at the high rates that may be achieved by well-managed smaller and medium-sized companies.
Class 2, 3, 4, & 5 Prospectus | Baillie Gifford Emerging Markets Equities Fund | Liquidity Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	— Liquidity Risk – The Fund's investments may be subject to low trading volume, lack of a market maker, contractual lock-in periods or regulatory restrictions, and the Fund may hold large positions in particular securities. As a result, it may not be possible to sell an investment at a particular time or at an acceptable price. Liquidity risk may be magnified during periods of changing interest rates, significant shareholder redemptions or market turmoil. Illiquid investments may trade at a discount from comparable, more liquid investments and may be subject to wide fluctuations in market value. In some cases, due to unanticipated levels of illiquidity the Fund may seek to meet its redemption obligations wholly or in part by distributions of assets in-kind.
Class 2, 3, 4, & 5 Prospectus | Baillie Gifford Emerging Markets Equities Fund | Long Term Investment Strategy Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	— Long-Term Investment Strategy Risk – The Fund pursues a long-term investment approach, typically seeking returns over a period of several years. This investment style may cause the Fund to lose money or underperform compared to its benchmark index or other mutual funds over extended periods of time, and the Fund may not perform as expected in the long term. An investment in the Fund may be more suitable for long-term investors who can bear the risk of short- or medium-term fluctuations in the value of the Fund's portfolio. See also "Selected Investment Techniques and Topics—Our Stewardship Approach."
Class 2, 3, 4, & 5 Prospectus | Baillie Gifford Emerging Markets Equities Fund | Market Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	— Market Risk – The value of the Fund's investments will be affected by fluctuations in the stock markets in which the Fund is invested, factors affecting a particular industry or industries, real or perceived adverse economic conditions, changes in interest or currency rates or adverse investor sentiment generally. Declines in securities market prices may reduce the net asset value of the Fund's shares.
Class 2, 3, 4, & 5 Prospectus | Baillie Gifford Emerging Markets Equities Fund | Non USInvestment Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	— Non-U.S. Investment Risk – Non-U.S. securities are subject to additional risks, including less liquidity, increased volatility, less transparency, withholding or other taxes, increased vulnerability to adverse changes in local and global economic conditions, less regulation, and possible fluctuation in value due to adverse political conditions. Foreign portfolio transactions generally involve higher commission rates, transfer taxes, and custodial costs than similar transactions in the U.S.
Class 2, 3, 4, & 5 Prospectus | Baillie Gifford Emerging Markets Equities Fund | Service Provider Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	— Service Provider Risk – The Fund will be affected by the Manager's investment techniques, analyses, assessments and employee retention. Similarly, adverse events or performance failures at a service provider, such as human error, inadequate controls or insolvency, have the ability to adversely affect the Fund.
Class 2, 3, 4, & 5 Prospectus | Baillie Gifford Emerging Markets Equities Fund | Settlement Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	— Settlement Risk – The Fund may experience delays in settlement due to the different clearance and settlement procedures in non-U.S. countries. Such delays may increase credit risk to the Fund, limit the ability of the Fund to reinvest the proceeds of a sale of securities, or prevent the Fund from selling securities at times and prices it considers desirable.
Class 2, 3, 4, & 5 Prospectus | Baillie Gifford Emerging Markets Equities Fund | Small And Medium Capitalization Securities Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	— Small- and Medium-Capitalization Securities Risk – Securities of small- and medium-capitalization companies can be more volatile due to various factors including more limited product lines, financial and management resources and market distribution channels, as well as shorter operating histories and potentially reduced liquidity, especially during market declines, than the securities of larger, more established companies.
Class 2, 3, 4, & 5 Prospectus | Baillie Gifford Emerging Markets Equities Fund | Underlying Funds Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	— Underlying Funds Risk – Investments in other pooled investment vehicles may indirectly expose the Fund to all of the risks applicable to an investment in such other pooled vehicle. The Fund must pay its pro rata portion of the other pooled vehicle's fees and expenses. If such pooled vehicle is an ETF or other product traded on a securities exchange or otherwise actively traded, its shares may trade at a premium or discount to their net asset value, an effect that might be more pronounced in less liquid markets. Further, the Manager or an affiliate may serve as investment adviser to some pooled vehicles in which the Fund invests, leading to potential conflicts of interest.
Class 2, 3, 4, & 5 Prospectus | Baillie Gifford Emerging Markets Equities Fund | Valuation Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	— Valuation Risk – In certain circumstances, some of the Fund's portfolio holdings may be valued on the basis of factors other than market quotations by employing fair value procedures. This may occur more often in times of market turmoil or reduced liquidity. Portfolio holdings that are valued using techniques other than market quotations, including "fair valued" securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. There is no assurance that the Fund could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund at that time.
Class 2, 3, 4, & 5 Prospectus | Baillie Gifford Emerging Markets Equities Fund | MSCI Emerging Markets Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	10.27%	[1]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.08%	[1]
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.05%	[1]
Class 2, 3, 4, & 5 Prospectus | Baillie Gifford Emerging Markets Equities Fund | Class 2
Risk/Return:	rr_RiskReturnAbstract
	rr_ShareholderFeeOther	none
Advisory Fees	rr_ManagementFeesOverAssets	0.53%
Service Fees	rr_DistributionAndService12b1FeesOverAssets	0.17%	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.11%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.81%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 83
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	259
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	450
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,002
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	83
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	259
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	450
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,002
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	14.32%	[3]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.86%	[3]
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.57%	[3]
Class 2, 3, 4, & 5 Prospectus | Baillie Gifford Emerging Markets Equities Fund | Class 3
Risk/Return:	rr_RiskReturnAbstract
	rr_ShareholderFeeOther	none
Advisory Fees	rr_ManagementFeesOverAssets	0.53%
Service Fees	rr_DistributionAndService12b1FeesOverAssets	0.10%	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.11%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.74%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 76
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	237
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	411
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	918
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	76
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	237
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	411
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 918
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	14.40%	[4]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.93%	[4]
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.63%	[4]
Class 2, 3, 4, & 5 Prospectus | Baillie Gifford Emerging Markets Equities Fund | Class 4
Risk/Return:	rr_RiskReturnAbstract
	rr_ShareholderFeeOther	none
Advisory Fees	rr_ManagementFeesOverAssets	0.53%
Service Fees	rr_DistributionAndService12b1FeesOverAssets	0.07%	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.11%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.71%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 73
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	227
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	395
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	883
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	73
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	227
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	395
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 883
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	14.43%	[5]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.96%	[5]
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.66%	[5]
Class 2, 3, 4, & 5 Prospectus | Baillie Gifford Emerging Markets Equities Fund | Class 5
Risk/Return:	rr_RiskReturnAbstract
	rr_ShareholderFeeOther	none
Advisory Fees	rr_ManagementFeesOverAssets	0.53%
Service Fees	rr_DistributionAndService12b1FeesOverAssets	0.02%	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.11%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.66%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 67
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	211
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	368
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	822
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	67
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	211
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	368
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 822
Annual Return 2014	rr_AnnualReturn2014	0.26%
Annual Return 2015	rr_AnnualReturn2015	(8.24%)
Annual Return 2016	rr_AnnualReturn2016	3.24%
Annual Return 2017	rr_AnnualReturn2017	53.25%
Annual Return 2018	rr_AnnualReturn2018	(14.80%)
Annual Return 2019	rr_AnnualReturn2019	28.19%
Annual Return 2020	rr_AnnualReturn2020	29.25%
Annual Return 2021	rr_AnnualReturn2021	(8.61%)
Annual Return 2022	rr_AnnualReturn2022	(26.33%)
Annual Return 2023	rr_AnnualReturn2023	14.48%
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	14.48%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.01%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.71%
Class 2, 3, 4, & 5 Prospectus | Baillie Gifford Emerging Markets Equities Fund | Class 5 | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.54%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.25%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.02%
Class 2, 3, 4, & 5 Prospectus | Baillie Gifford Emerging Markets Equities Fund | Class 5 | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	9.43%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.00%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.77%

[1]	The source of the index data is MSCI Inc. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This Prospectus is not approved, endorsed, reviewed or produced by MSCI. None of the MSCI data is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such.
[2]	Service Fees differ between the classes of the Fund to reflect varying levels of shareholder servicing fees payable to Baillie Gifford Overseas Limited, as described in detail under "Fund Management—Shareholder Services" below.
[3]	Performance for Class 2 shares prior to their date of inception (March 2, 2015) is derived from the historical performance of Class 5 shares, and has been adjusted for the higher shareholder servicing fees applicable to Class 2 shares.
[4]	Performance for Class 3 shares prior to their date of inception (March 31, 2016) is derived from the historical performance of Class 5 shares, and has been adjusted for the higher shareholder servicing fees applied to Class 3 shares.
[5]	Performance for Class 4 shares for periods prior to it being funded on July 13, 2023 is derived from the historical performance of Class 5 shares and has been adjusted for the period during which higher shareholder servicing fees applied to Class 4 shares.